Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
Without Sales Load [Member] | C000126665
Average Annual Return [Line Items]
Average Annual Return, Percent	8.04%	(1.75%)	2.61%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	0.17%	1.70%
Bloomberg U.S. Long Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.86%	(1.57%)	2.52%